Operating expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating expenses
6.	Operating expenses

	Year Ended December 31,
	2018	2017

Oyu Tolgoi administration expenses	$117,172	$120,634
Royalty expenses	70,782	57,082
Inventory write downs (reversals) (a)	14,286	(6,834)
Selling expenses	26,754	24,132
Depreciation	1,705	3,460
Other	3,373	2,987
	$234,072	$201,461

(a)	Inventory write downs (reversals) include net adjustments to the carrying value of ore stockpile inventories and materials and supplies; refer to Note 9.